Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000920547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 27, 2012

Touchstone Baron Small Cap Growth Fund (Prospectus Summary) | Touchstone Baron Small Cap Growth Fund
Touchstone Baron Small Cap Growth Fund Summary
The Fund's Investment Goal
The Touchstone Baron Small Cap Growth Fund seeks long-term capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Baron Small Cap Growth Fund
Management Fees		1.05%
Other Expenses		0.35%
Shareholder Service Fees		0.23%
Total Other Expenses		0.58%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.56%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Baron Small Cap Growth Fund
Expense Example, With Redemption, 1 Year	159
Expense Example, With Redemption, 3 Years	509
Expense Example, With Redemption, 5 Years	884
Expense Example, With Redemption, 10 Years	1,937

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of assets in common stocks of small-sized growth companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A small- sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase. The Fund's sub-advisor, BAMCO, Inc. ("BAMCO"), seeks securities that it believes have (1)
favorable price to value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition; and (2)
the potential to increase in value at least 100% over the next four or five years. Securities are selected for their capital appreciation potential and investment income is not a consideration in BAMCO's stock selection process. The
Fund's investments may include stocks in the technology sector.

Subject to the Fund's 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in BAMCO's opinion, the company is still an attractive investment. BAMCO will sell securities if it believes they no longer offer the potential for 100% return over the next four or five years or if it uncovers inaccuracies in its stock selection process. BAMCO will also sell securities to make changes to the Fund's portfolio structure, concentration or capitalization. BAMCO will not sell positions solely because their market values have increased.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments. The Fund may lose money because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Baron Small Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 2000 Growth
Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Baron Small Cap Growth Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009 +20.00% Worst Quarter: 4th Quarter 2008 -23.24%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Baron Small Cap Growth Fund	Baron Small Cap Growth Fund Return	4.84%	3.49%	8.28%
Touchstone Baron Small Cap Growth Fund Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	(2.91%)	2.09%	4.48%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone Baron Small Cap Growth Fund (Prospectus Summary) | Touchstone Baron Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Baron Small Cap Growth Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Baron Small Cap Growth Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity
		or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or
		lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of assets in common stocks of small-sized growth companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A small- sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase. The Fund's sub-advisor, BAMCO, Inc. ("BAMCO"), seeks securities that it believes have (1)
favorable price to value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition; and (2)
the potential to increase in value at least 100% over the next four or five years. Securities are selected for their capital appreciation potential and investment income is not a consideration in BAMCO's stock selection process. The
Fund's investments may include stocks in the technology sector.

Subject to the Fund's 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in BAMCO's opinion, the company is still an attractive investment. BAMCO will sell securities if it believes they no longer offer the potential for 100% return over the next four or five years or if it uncovers inaccuracies in its stock selection process. BAMCO will also sell securities to make changes to the Fund's portfolio structure, concentration or capitalization. BAMCO will not sell positions solely because their market values
		have increased.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments. The Fund may lose money because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Baron Small Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 2000 Growth
Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Baron Small Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 2000 Growth Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Baron Small Cap Growth Fund Performance as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +20.00% Worst Quarter: 4th Quarter 2008 -23.24%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Baron Small Cap Growth Fund (Prospectus Summary) | Touchstone Baron Small Cap Growth Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Touchstone Baron Small Cap Growth Fund (Prospectus Summary) | Touchstone Baron Small Cap Growth Fund | Touchstone Baron Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.35%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	509
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	884
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,937
Annual Return 2002	rr_AnnualReturn2002	(14.05%)
Annual Return 2003	rr_AnnualReturn2003	33.43%
Annual Return 2004	rr_AnnualReturn2004	27.82%
Annual Return 2005	rr_AnnualReturn2005	7.69%
Annual Return 2006	rr_AnnualReturn2006	18.26%
Annual Return 2007	rr_AnnualReturn2007	2.76%
Annual Return 2008	rr_AnnualReturn2008	(33.64%)
Annual Return 2009	rr_AnnualReturn2009	32.94%
Annual Return 2010	rr_AnnualReturn2010	24.93%
Annual Return 2011	rr_AnnualReturn2011	4.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.24%)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Baron Small Cap Growth Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.28%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund
Touchstone Mid Cap Growth Fund Summary
The Fund's Investment Goals
The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Mid Cap Growth Fund
Management Fees		0.75%
Other Expenses		0.36%
Shareholder Service Fees		0.14%
Total Other Expenses		0.50%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.26%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.26%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Mid Cap Growth Fund
Expense Example, With Redemption, 1 Year	128
Expense Example, With Redemption, 3 Years	400
Expense Example, With Redemption, 5 Years	692
Expense Example, With Redemption, 10 Years	1,523

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the
Russell Midcap Index (between $1.2 billion and $18 billion at the time of its most recent reconstitution on June 24, 2011) at the time of purchase. The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the
Fund's sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"),
believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock's peer group is no longer attractive; or

(4) better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading as part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for
1 year, 5 years and 10 years compare with the Russell Mid Cap Growth Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone Mid Cap Growth Fund Performance as of December 31

For information on the prior history of the Fund, please see the section titled "The Trust and the Funds" in the Fund's Statement of Additional Information.
Best Quarter: 2nd Quarter 2003 +22.30% Worst Quarter: 4th Quarter 2008 -26.70%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Mid Cap Growth Fund	Mid Cap Growth Fund Return	(11.33%)	0.68%	5.91%
Touchstone Mid Cap Growth Fund Russell Mid Cap Growth Index	Russell Mid Cap Growth Index (reflects no deductions for fees, expenses or taxes)	(1.65%)	2.44%	5.29%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Mid Cap Growth Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	and to earn income as a secondary goal.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity
		or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or
		lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the
Russell Midcap Index (between $1.2 billion and $18 billion at the time of its most recent reconstitution on June 24, 2011) at the time of purchase. The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the
Fund's sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"),
believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock's peer group is no longer attractive; or

(4) better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading as part of its principal
		investment strategy.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for
1 year, 5 years and 10 years compare with the Russell Mid Cap Growth Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell Mid Cap Growth Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Touchstone Mid Cap Growth Fund Performance as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart, Footnotes	rr_BarChartFootnotesTextBlock	For information on the prior history of the Fund, please see the section titled "The Trust and the Funds" in the Fund's Statement of Additional Information.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2003 +22.30% Worst Quarter: 4th Quarter 2008 -26.70%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Russell Mid Cap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Mid Cap Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.29%
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Touchstone Mid Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Annual Return 2002	rr_AnnualReturn2002	(22.31%)
Annual Return 2003	rr_AnnualReturn2003	47.26%
Annual Return 2004	rr_AnnualReturn2004	12.06%
Annual Return 2005	rr_AnnualReturn2005	15.29%
Annual Return 2006	rr_AnnualReturn2006	16.18%
Annual Return 2007	rr_AnnualReturn2007	14.43%
Annual Return 2008	rr_AnnualReturn2008	(39.70%)
Annual Return 2009	rr_AnnualReturn2009	38.99%
Annual Return 2010	rr_AnnualReturn2010	21.63%
Annual Return 2011	rr_AnnualReturn2011	(11.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.70%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Mid Cap Growth Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.26%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Third Avenue Value Fund (Prospectus Summary) | Touchstone Third Avenue Value Fund
Touchstone Third Avenue Value Fund Summary
The Fund's Investment Goal
The Touchstone Third Avenue Value Fund seeks long-term capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Third Avenue Value Fund
Management Fees		0.80%
Other Expenses		0.28%
Shareholder Service Fees		0.24%
Total Other Expenses		0.52%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%
Total Annual Fund Operating Expenses		1.33%
Fee Waiver and/or Expense Reimbursement	[2]	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.18%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.17%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Third Avenue Value Fund
Expense Example, With Redemption, 1 Year	120
Expense Example, With Redemption, 3 Years	407
Expense Example, With Redemption, 5 Years	714
Expense Example, With Redemption, 10 Years	1,588

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund seeks to achieve its investment goal mainly by acquiring common stocks of well-financed companies at a discount to what the Fund's sub-advisor, Third
Avenue Management LLC ("TAM"), believes is their intrinsic value. TAM considers a well-financed company to be a company that it believes has high quality assets and a conservative level of liabilities. The Fund invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The Fund may invest up to 50% of its total assets in securities of foreign companies and up to 25% of its total assets in companies located in emerging markets. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Depositary Receipts Risk: Foreign receipts, which include American Depositary
Receipts ("ADRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.
Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.
There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Third Avenue Value Fund by showing changes in the
Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 3000 Value Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Third Avenue Value Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009 +19.46% Worst Quarter: 4th Quarter 2008 -29.44%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Third Avenue Value Fund	Third Avenue Value Fund Return	(15.31%)	(4.18%)	4.82%
Touchstone Third Avenue Value Fund Russell 3000 Value Index	Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)	(0.10%)	(2.58%)	4.08%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone Third Avenue Value Fund (Prospectus Summary) | Touchstone Third Avenue Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Third Avenue Value Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Third Avenue Value Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable
		annuity or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or
		lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment goal mainly by acquiring common stocks of well-financed companies at a discount to what the Fund's sub-advisor, Third
Avenue Management LLC ("TAM"), believes is their intrinsic value. TAM considers a well-financed company to be a company that it believes has high quality assets and a conservative level of liabilities. The Fund invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The Fund may invest up to 50% of its total assets in securities of foreign companies and up to 25% of its total assets in companies located in emerging markets. The Fund is non-diversified and may invest a
		significant percentage of its assets in the securities of a single company.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Depositary Receipts Risk: Foreign receipts, which include American Depositary
Receipts ("ADRs"), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.
Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.
There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Third Avenue Value Fund by showing changes in the
Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 3000 Value Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by
		visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Third Avenue Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 3000 Value Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Third Avenue Value Fund Performance as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +19.46% Worst Quarter: 4th Quarter 2008 -29.44%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Third Avenue Value Fund (Prospectus Summary) | Touchstone Third Avenue Value Fund | Russell 3000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
Touchstone Third Avenue Value Fund (Prospectus Summary) | Touchstone Third Avenue Value Fund | Touchstone Third Avenue Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	714
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,588
Annual Return 2002	rr_AnnualReturn2002	(17.49%)
Annual Return 2003	rr_AnnualReturn2003	40.19%
Annual Return 2004	rr_AnnualReturn2004	25.93%
Annual Return 2005	rr_AnnualReturn2005	17.41%
Annual Return 2006	rr_AnnualReturn2006	15.87%
Annual Return 2007	rr_AnnualReturn2007	(1.79%)
Annual Return 2008	rr_AnnualReturn2008	(38.50%)
Annual Return 2009	rr_AnnualReturn2009	31.39%
Annual Return 2010	rr_AnnualReturn2010	20.20%
Annual Return 2011	rr_AnnualReturn2011	(15.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Third Avenue Value Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.31%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.18%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.82%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.17%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Large Cap Core Equity Fund (Prospectus Summary) | Touchstone Large Cap Core Equity Fund
Touchstone Large Cap Core Equity Fund Summary
The Fund's Investment Goal
The Touchstone Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Large Cap Core Equity Fund
Management Fees		0.65%
Other Expenses		0.29%
Shareholder Service Fees		0.19%
Total Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver and/or Expense Reimbursement	[1]	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses, are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Large Cap Core Equity Fund
Expense Example, With Redemption, 1 Year	102
Expense Example, With Redemption, 3 Years	346
Expense Example, With Redemption, 5 Years	610
Expense Example, With Redemption, 10 Years	1,363

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests at least 80% of its total assets in common stocks of large cap companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A large cap company has a market capitalization found within the Russell 1000 Index (between $1.7 billion and
$411 billion at the time of its most recent reconstitution on May 31, 2011) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions. The Fund's portfolio will generally consist of 40 to 60 stocks. The Fund's investments may include companies in the technology sector.

The Fund's sub-advisor, Todd-Veredus Asset Management LLC ("Todd-Veredus"), selects stocks that it believes are attractively valued with active catalysts in place. Todd-Veredus uses a database of 4,000 stocks from which to choose the companies that will be selected for the Fund's portfolio. The following process is followed to assist Todd-Veredus in its selections:

• The 4,000 stocks are reduced to 1,000 by screening for the stocks in the
  Russell 1000 Index.

• The 1,000 stocks are reduced by screening for the largest market capitalizations (over $10 Billion).

• A model is applied to select stocks that Todd-Veredus believes are priced at a discount to their true value.

• Todd-Veredus then searches for those companies that it believes have unrecognized earnings potential versus their competitors. Restructuring announcements, changes in regulations and spot news can be indicators of improved earnings potential.

Stocks are considered for sale if Todd-Veredus believes they are overpriced, or if a significant industry or company development forces a re-evaluation of expected earnings. Stocks will be sold if the relative price to intrinsic value reaches 50% or more above the Russell 1000, if a structural event permanently lowers the company's expected earnings, or if the integrity of accounting is in doubt. The portfolio is rebalanced periodically, or as needed, due to changes in the Russell 1000 Index or the Fund's other portfolio securities.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.
Value oriented funds may underperform when growth investing is in favor.

Large-Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Model Risk: The Fund can lose money if the stock selection model does not accurately identify stocks that are priced at a discount to their intrinsic value.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments. The Fund may lose money because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Large Cap Core Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone Large Cap Core Equity Fund Performance as of December 31

Best Quarter: 2nd Quarter 2003 +18.27% Worst Quarter: 4th Quarter 2008 -22.65%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Large Cap Core Equity Fund	Large Cap Core Equity Fund Return	3.02%	(0.43%)	2.56%
Touchstone Large Cap Core Equity Fund Russell 1000 Index	Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	1.50%	(0.02%)	3.34%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone Large Cap Core Equity Fund (Prospectus Summary) | Touchstone Large Cap Core Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Large Cap Core Equity Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	and income as its secondary goal.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable
		annuity or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its total assets in common stocks of large cap companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A large cap company has a market capitalization found within the Russell 1000 Index (between $1.7 billion and
$411 billion at the time of its most recent reconstitution on May 31, 2011) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions. The Fund's portfolio will generally consist of 40 to 60 stocks. The Fund's investments may include companies in the technology sector.

The Fund's sub-advisor, Todd-Veredus Asset Management LLC ("Todd-Veredus"), selects stocks that it believes are attractively valued with active catalysts in place. Todd-Veredus uses a database of 4,000 stocks from which to choose the companies that will be selected for the Fund's portfolio. The following process is followed to assist Todd-Veredus in its selections:

• The 4,000 stocks are reduced to 1,000 by screening for the stocks in the
  Russell 1000 Index.

• The 1,000 stocks are reduced by screening for the largest market capitalizations (over $10 Billion).

• A model is applied to select stocks that Todd-Veredus believes are priced at a discount to their true value.

• Todd-Veredus then searches for those companies that it believes have unrecognized earnings potential versus their competitors. Restructuring announcements, changes in regulations and spot news can be indicators of improved earnings potential.

Stocks are considered for sale if Todd-Veredus believes they are overpriced, or if a significant industry or company development forces a re-evaluation of expected earnings. Stocks will be sold if the relative price to intrinsic value reaches 50% or more above the Russell 1000, if a structural event permanently lowers the company's expected earnings, or if the integrity of accounting is in doubt. The portfolio is rebalanced periodically, or as needed, due to changes in
		the Russell 1000 Index or the Fund's other portfolio securities.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.
Value oriented funds may underperform when growth investing is in favor.

Large-Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Model Risk: The Fund can lose money if the stock selection model does not accurately identify stocks that are priced at a discount to their intrinsic value.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments. The Fund may lose money because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Large Cap Core Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Large Cap Core Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Touchstone Large Cap Core Equity Fund Performance as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2003 +18.27% Worst Quarter: 4th Quarter 2008 -22.65%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Large Cap Core Equity Fund (Prospectus Summary) | Touchstone Large Cap Core Equity Fund | Russell 1000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.34%
Touchstone Large Cap Core Equity Fund (Prospectus Summary) | Touchstone Large Cap Core Equity Fund | Touchstone Large Cap Core Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	610
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2002	rr_AnnualReturn2002	(22.67%)
Annual Return 2003	rr_AnnualReturn2003	32.00%
Annual Return 2004	rr_AnnualReturn2004	5.08%
Annual Return 2005	rr_AnnualReturn2005	(3.06%)
Annual Return 2006	rr_AnnualReturn2006	26.57%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(35.20%)
Annual Return 2009	rr_AnnualReturn2009	24.06%
Annual Return 2010	rr_AnnualReturn2010	12.20%
Annual Return 2011	rr_AnnualReturn2011	3.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Large Cap Core Equity Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.56%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses, are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund
Touchstone High Yield Fund Summary
The Fund's Investment Goals
The Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal.
Capital appreciation is a secondary consideration.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone High Yield Fund
Management Fees		0.50%
Other Expenses		0.35%
Shareholder Service Fees		0.20%
Total Other Expenses		0.55%
Total Annual Fund Operating Expenses	[1]	1.05%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.05%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone High Yield Fund
Expense Example, With Redemption, 1 Year	107
Expense Example, With Redemption, 3 Years	334
Expense Example, With Redemption, 5 Years	579
Expense Example, With Redemption, 10 Years	1,283

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests at least 80% of assets, under normal circumstances, in non-investment grade debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.
The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that it believes exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort
Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that Fort Washington believes offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the BofA Merrill Lynch
High Yield Cash Pay Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
High Yield Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009 +22.20% Worst Quarter: 4th Quarter 2008 -18.46%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone High Yield Fund	High Yield Fund Return	6.08%	6.22%	7.73%
Touchstone High Yield Fund BofA Merrill Lynch High Yield Cash Pay Index	BofA Merrill Lynch High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)	4.50%	7.26%	8.54%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone High Yield Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary consideration.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable
		annuity or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of assets, under normal circumstances, in non-investment grade debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.
The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that it believes exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort
Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that Fort Washington believes offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a
		security in the Fund's portfolio.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Securities Risk: Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the BofA Merrill Lynch
High Yield Cash Pay Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the BofA Merrill Lynch High Yield Cash Pay Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	High Yield Fund Performance as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +22.20% Worst Quarter: 4th Quarter 2008 -18.46%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | BofA Merrill Lynch High Yield Cash Pay Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.54%
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Touchstone High Yield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.35%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2002	rr_AnnualReturn2002	2.82%
Annual Return 2003	rr_AnnualReturn2003	23.99%
Annual Return 2004	rr_AnnualReturn2004	9.55%
Annual Return 2005	rr_AnnualReturn2005	3.27%
Annual Return 2006	rr_AnnualReturn2006	7.90%
Annual Return 2007	rr_AnnualReturn2007	1.78%
Annual Return 2008	rr_AnnualReturn2008	(24.31%)
Annual Return 2009	rr_AnnualReturn2009	46.90%
Annual Return 2010	rr_AnnualReturn2010	12.65%
Annual Return 2011	rr_AnnualReturn2011	6.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.46%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	High Yield Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.73%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.05%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund
Touchstone Core Bond Fund Summary
The Fund's Investment Goals
The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Capital appreciation is a secondary goal.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Core Bond Fund
Management Fees		0.55%
Other Expenses		0.32%
Shareholder Service Fees		0.06%
Total Other Expenses		0.38%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	0.94%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Core Bond Fund
Expense Example, With Redemption, 1 Year	96
Expense Example, With Redemption, 3 Years	300
Expense Example, With Redemption, 5 Years	520
Expense Example, With Redemption, 10 Years	1,155

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 419% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund expects to have an average effective maturity between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated as low as B by a Nationally
Recognized Statistical Rating Organization ("NRSRO"). Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

In deciding what securities to buy and sell for the Fund, the Fund's sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington"),
analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

The Fund may engage in frequent and active trading as part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Securities Risk: Investment grade debt securities may be downgraded by an NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.
While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the
Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S.
government include Treasury bills, Treasury notes, Treasury bonds, Government
National Mortgage Association ("GNMA") securities and Overseas Private
Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation ("FMAC"),
Student Loan Marketing Association ("SLMA"), Small Business Administration
("SBA") and Tennessee Valley Authority ("TVA").

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Core Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays U.S.
Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Core Bond Fund Performance as of December 31

Best Quarter: 3rd Quarter 2009 +6.34% Worst Quarter: 3rd Quarter 2008 -2.35%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Core Bond Fund	Core Bond Fund Return	8.45%	6.46%	5.26%
Touchstone Core Bond Fund Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Core Bond Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary goal.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable
		annuity or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 419% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	419.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund expects to have an average effective maturity between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated as low as B by a Nationally
Recognized Statistical Rating Organization ("NRSRO"). Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

In deciding what securities to buy and sell for the Fund, the Fund's sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington"),
analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

The Fund may engage in frequent and active trading as part of its principal
		investment strategy.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Securities Risk: Investment grade debt securities may be downgraded by an NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.
While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the
Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Rating Agency Risk: Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S.
government include Treasury bills, Treasury notes, Treasury bonds, Government
National Mortgage Association ("GNMA") securities and Overseas Private
Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation ("FMAC"),
Student Loan Marketing Association ("SLMA"), Small Business Administration
("SBA") and Tennessee Valley Authority ("TVA").

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Core Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays U.S.
Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Core Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays U.S. Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Core Bond Fund Performance as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +6.34% Worst Quarter: 3rd Quarter 2008 -2.35%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Touchstone Core Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.32%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2002	rr_AnnualReturn2002	7.93%
Annual Return 2003	rr_AnnualReturn2003	3.49%
Annual Return 2004	rr_AnnualReturn2004	3.31%
Annual Return 2005	rr_AnnualReturn2005	1.68%
Annual Return 2006	rr_AnnualReturn2006	4.05%
Annual Return 2007	rr_AnnualReturn2007	5.45%
Annual Return 2008	rr_AnnualReturn2008	(3.26%)
Annual Return 2009	rr_AnnualReturn2009	14.90%
Annual Return 2010	rr_AnnualReturn2010	7.57%
Annual Return 2011	rr_AnnualReturn2011	8.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.35%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Core Bond Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.26%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund
Touchstone Money Market Fund Summary
The Fund's Investment Goal
The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Money Market Fund
Management Fees		0.18%
Other Expenses		0.28%
Shareholder Service Fees		0.25%
Total Other Expenses		0.53%
Total Annual Fund Operating Expenses	[1][2]	0.71%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[2]	The fee waiver does not correlate to the ratio of net expenses to average net assets shown in the annual report due to an additional voluntary fee waiver. During the last fiscal year, Touchstone Advisors voluntarily waived additional fees or reimbursed certain Fund expenses. Due to the voluntary fee waivers, the Fund's actual ratio of net expenses to average net assets was 0.36%.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Money Market Fund
Expense Example, With Redemption, 1 Year	73
Expense Example, With Redemption, 3 Years	227
Expense Example, With Redemption, 5 Years	395
Expense Example, With Redemption, 10 Years	883

The Fund's Principal Investment Strategies
The Fund invests in U.S. government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the Fund's sub-advisor, Fort Washington Investment Advisors, Inc.
("Fort Washington") to be of comparable quality. The Fund's investments may include:

• Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

• U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government

• Short-term corporate debt securities

• Short-term municipal securities

• Variable and floating rate securities

• Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only
United States dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid Assets" and at least 30% of its total assets in "Weekly Liquid Assets." "Daily Liquid
Assets" include cash (including demand deposits), direct obligations of the U.S.
government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of
1940 designed to help it maintain a constant share price of $1.00 per share.
The Principal Risks
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any
other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interests rate increase and will decrease when interest rates decrease.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

Rating Agency Risk: Ratings represent the opinion of a Nationally Recognized
Statistical Rating Organization ("NRSRO") regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S.
government include Treasury bills, Treasury notes, Treasury bonds, Government
National Mortgage Association ("GNMA") securities and Overseas Private
Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation ("FMAC"),
Student Loan Marketing Association ("SLMA"), Small Business Administration
("SBA") and Tennessee Valley Authority ("TVA").

As with any money market mutual fund, there is no guarantee that the Fund will achieve its investment goal or maintain a constant share price of $1.00 per share.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 year, 5 years and 10 years. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Money Market Fund as of December 31

Best Quarter: 3rd Quarter 2007 +1.31% Worst Quarter: 2nd Quarter 2010 0.00%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Money Market Fund	Money Market Fund Return	0.02%	1.83%	2.11%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Money Market Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain
		a constant share price of $1.00 per share.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable
		annuity or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The fee waiver does not correlate to the ratio of net expenses to average net assets shown in the annual report due to an additional voluntary fee waiver. During the last fiscal year, Touchstone Advisors voluntarily waived additional fees or reimbursed certain Fund expenses. Due to the voluntary fee waivers, the Fund's actual ratio of net expenses to average net assets was 0.36%.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers).
Although your actual costs may be higher or lower, based on these assumptions your
		costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests in U.S. government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the Fund's sub-advisor, Fort Washington Investment Advisors, Inc.
("Fort Washington") to be of comparable quality. The Fund's investments may include:

• Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

• U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government

• Short-term corporate debt securities

• Short-term municipal securities

• Variable and floating rate securities

• Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only
United States dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid Assets" and at least 30% of its total assets in "Weekly Liquid Assets." "Daily Liquid
Assets" include cash (including demand deposits), direct obligations of the U.S.
government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of
		1940 designed to help it maintain a constant share price of $1.00 per share.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any
other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interests rate increase and will decrease when interest rates decrease.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

Rating Agency Risk: Ratings represent the opinion of a Nationally Recognized
Statistical Rating Organization ("NRSRO") regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk: The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S.
government include Treasury bills, Treasury notes, Treasury bonds, Government
National Mortgage Association ("GNMA") securities and Overseas Private
Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation ("FMAC"),
Student Loan Marketing Association ("SLMA"), Small Business Administration
("SBA") and Tennessee Valley Authority ("TVA").

As with any money market mutual fund, there is no guarantee that the Fund will achieve its investment goal or maintain a constant share price of $1.00 per
		share.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 year, 5 years and 10 years. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 year, 5 years and 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Money Market Fund as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2007 +1.31% Worst Quarter: 2nd Quarter 2010 0.00%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund | Touchstone Money Market Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	883
Annual Return 2002	rr_AnnualReturn2002	1.58%
Annual Return 2003	rr_AnnualReturn2003	1.01%
Annual Return 2004	rr_AnnualReturn2004	1.35%
Annual Return 2005	rr_AnnualReturn2005	3.16%
Annual Return 2006	rr_AnnualReturn2006	4.94%
Annual Return 2007	rr_AnnualReturn2007	5.17%
Annual Return 2008	rr_AnnualReturn2008	2.99%
Annual Return 2009	rr_AnnualReturn2009	0.88%
Annual Return 2010	rr_AnnualReturn2010	0.19%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Money Market Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.11%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[2]	The fee waiver does not correlate to the ratio of net expenses to average net assets shown in the annual report due to an additional voluntary fee waiver. During the last fiscal year, Touchstone Advisors voluntarily waived additional fees or reimbursed certain Fund expenses. Due to the voluntary fee waivers, the Fund's actual ratio of net expenses to average net assets was 0.36%.

Touchstone Conservative ETF Fund (Prospectus Summary) | Touchstone Conservative ETF Fund
Touchstone Conservative ETF Fund Summary
The Fund's Investment Goal
The Touchstone Conservative ETF Fund seeks total return by investing for income and capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Conservative ETF Fund
Management Fees		0.40%
Other Expenses		0.34%
Shareholder Service Fees		0.25%
Total Other Expenses		0.59%
Acquired Fund Fees and Expenses(AFFE)	[1]	0.21%
Total Annual Fund Operating Expenses		1.20%
Fee Waiver and/or Expense Reimbursement	[2]	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.96%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same
(reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Conservative ETF Fund
Expense Example, With Redemption, 1 Year	98
Expense Example, With Redemption, 3 Years	357
Expense Example, With Redemption, 5 Years	637
Expense Example, With Redemption, 10 Years	1,433

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests primarily in a group of funds of the iShares® Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd-Veredus Asset
Management LLC ("Todd-Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares® Trust: iShares Barclays Aggregate Bond Fund             50%
iShares® Trust: iShares Barclays 1-3 Treasury Bond Fund          15%
iShares® Trust: iShares MSCI EAFE Index Fund                      6%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund           2%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund          2%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund         1%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund        1%
iShares® Trust: iShares S&P 500 Value Index Fund                  8%
iShares® Trust: iShares S&P 500 Growth Index Fund                10%
iShares® Trust: iShares S&P 500 Index Fund                        5%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd-Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd-Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd-Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Fund of Fund Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in exchange-traded funds ("ETFs") it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. The Fund's ability to achieve its investment goal depends upon the sub-advisor's skill in selecting the best mix of underlying funds. There is the risk that the sub-advisor's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions and its asset allocation models do not successfully anticipate market trends.

The underlying funds are expected to be subject to the following principal risks:

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Call Risk: During periods of falling interest rates, an issuer may prepay (or
"call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value.

Derivatives Risk: An underlying fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to an underlying fund.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Income Risk: An underlying fund's income may decline when interest rates fall.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the underlying fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Issuer Risk: An underlying fund's performance depends on the performance of individual securities in which the underlying fund has exposure.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.

Management Risk: As the underlying funds do not fully replicate the underlying index, they are subject to the risk that the portfolio manager's investment strategy may not produce the intended results.

Market Risk: An underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to NAV.

Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the underlying fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the underlying fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the underlying fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Passive Investment Risk: The underlying funds are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund.

Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Securities Lending Risk: An underlying fund may engage in securities lending.
Securities lending involves the risk that an underlying fund may lose money because the borrower of the underlying fund's securities fails to return the securities in a timely manner or at all. An underlying fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the underlying fund.

Tracking Error Risk: The performance of an underlying fund may diverge from that of the underlying index. Because an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, time of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the
U.S. government may cause the value of its Treasury obligations to decline.

Value Securities Risk: Securities issued by companies that may be perceived to be as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Conservative ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S.
Aggregate Bond Index and a blended index comprised of 35% of the S&P Composite
1500 Index and 65% of the Barclays U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Conservative ETF Fund as of December 31

Best Quarter: 3rd Quarter 2009 +7.91% Worst Quarter: 1st Quarter 2009 -4.33%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Touchstone Conservative ETF Fund	Conservative ETF Fund Return	3.44%	3.79%	4.77%	Jul 16, 2004
Touchstone Conservative ETF Fund Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.72%	Jul 16, 2004
Touchstone Conservative ETF Fund Blend - 35% S&P Composite 1500 & 65% Barclays U.S. Aggregate Bond Index	Blend - 35% S&P Composite 1500 & 65% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.00%	4.67%	5.37%	Jul 16, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone Conservative ETF Fund (Prospectus Summary) | Touchstone Conservative ETF Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Conservative ETF Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Conservative ETF Fund seeks total return by investing for income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable
		annuity or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same
(reflecting any contractual fee waivers). Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a group of funds of the iShares® Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd-Veredus Asset
Management LLC ("Todd-Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares® Trust: iShares Barclays Aggregate Bond Fund             50%
iShares® Trust: iShares Barclays 1-3 Treasury Bond Fund          15%
iShares® Trust: iShares MSCI EAFE Index Fund                      6%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund           2%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund          2%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund         1%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund        1%
iShares® Trust: iShares S&P 500 Value Index Fund                  8%
iShares® Trust: iShares S&P 500 Growth Index Fund                10%
iShares® Trust: iShares S&P 500 Index Fund                        5%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd-Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd-Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd-Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the
		marketplace.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Fund of Fund Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in exchange-traded funds ("ETFs") it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. The Fund's ability to achieve its investment goal depends upon the sub-advisor's skill in selecting the best mix of underlying funds. There is the risk that the sub-advisor's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions and its asset allocation models do not successfully anticipate market trends.

The underlying funds are expected to be subject to the following principal risks:

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Call Risk: During periods of falling interest rates, an issuer may prepay (or
"call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value.

Derivatives Risk: An underlying fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to an underlying fund.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Income Risk: An underlying fund's income may decline when interest rates fall.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the underlying fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Issuer Risk: An underlying fund's performance depends on the performance of individual securities in which the underlying fund has exposure.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.

Management Risk: As the underlying funds do not fully replicate the underlying index, they are subject to the risk that the portfolio manager's investment strategy may not produce the intended results.

Market Risk: An underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to NAV.

Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the underlying fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the underlying fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the underlying fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Passive Investment Risk: The underlying funds are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund.

Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Securities Lending Risk: An underlying fund may engage in securities lending.
Securities lending involves the risk that an underlying fund may lose money because the borrower of the underlying fund's securities fails to return the securities in a timely manner or at all. An underlying fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the underlying fund.

Tracking Error Risk: The performance of an underlying fund may diverge from that of the underlying index. Because an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, time of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the
U.S. government may cause the value of its Treasury obligations to decline.

Value Securities Risk: Securities issued by companies that may be perceived to be as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

As with any mutual fund, there is no guarantee that the Fund will achieve its
		investment goal.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Conservative ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S.
Aggregate Bond Index and a blended index comprised of 35% of the S&P Composite
1500 Index and 65% of the Barclays U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by
		visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Conservative ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and a blended index comprised of 35% of the S&P Composite 1500 Index and 65% of the Barclays U.S. Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Conservative ETF Fund as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +7.91% Worst Quarter: 1st Quarter 2009 -4.33%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Conservative ETF Fund (Prospectus Summary) | Touchstone Conservative ETF Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Touchstone Conservative ETF Fund (Prospectus Summary) | Touchstone Conservative ETF Fund | Blend - 35% S&P Composite 1500 & 65% Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blend - 35% S&P Composite 1500 & 65% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Touchstone Conservative ETF Fund (Prospectus Summary) | Touchstone Conservative ETF Fund | Touchstone Conservative ETF Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.34%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses(AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,433
Annual Return 2005	rr_AnnualReturn2005	3.32%
Annual Return 2006	rr_AnnualReturn2006	8.15%
Annual Return 2007	rr_AnnualReturn2007	5.76%
Annual Return 2008	rr_AnnualReturn2008	(9.49%)
Annual Return 2009	rr_AnnualReturn2009	11.79%
Annual Return 2010	rr_AnnualReturn2010	8.81%
Annual Return 2011	rr_AnnualReturn2011	3.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.33%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Conservative ETF Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund
Touchstone Moderate ETF Fund Summary
The Fund's Investment Goal
The Touchstone Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Moderate ETF Fund
Management Fees		0.40%
Other Expenses		0.28%
Shareholder Service Fees		0.23%
Total Other Expenses		0.51%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.21%
Total Annual Fund Operating Expenses		1.12%
Fee Waiver and/or Expense Reimbursement	[2]	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.96%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Moderate ETF Fund
Expense Example, With Redemption, 1 Year	98
Expense Example, With Redemption, 3 Years	340
Expense Example, With Redemption, 5 Years	601
Expense Example, With Redemption, 10 Years	1,349

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests primarily in a group of funds of the iShares® Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd-Veredus Asset
Management LLC ("Todd-Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares® Trust: iShares Barclays Aggregate Bond Fund             40%
iShares® Trust: iShares MSCI EAFE Index Fund                     10%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund           4%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund          4%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund         2%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund        2%
iShares® Trust: iShares S&P 500 Value Index Fund                 14%
iShares® Trust: iShares S&P 500 Growth Index Fund                18%
iShares® Trust: iShares S&P 500 Index Fund                        6%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd-Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd-Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd-Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Fund of Fund Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in exchange-traded funds ("ETFs") it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. The Fund's ability to achieve its investment goal depends upon the sub-advisor's skill in selecting the best mix of underlying funds. There is the risk that the sub-advisor's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions and its asset allocation models do not successfully anticipate market trends.

The underlying funds are expected to be subject to the following principal risks:

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Call Risk: During periods of falling interest rates, an issuer may prepay (or
"call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value.

Derivatives Risk: An underlying fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to an underlying fund.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the underlying fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Issuer Risk: An underlying fund's performance depends on the performance of individual securities in which the underlying fund has exposure.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.

Management Risk: As the underlying funds do not fully replicate the underlying index, they are subject to the risk that the portfolio manager's investment strategy may not produce the intended results.

Market Risk: An underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to NAV.

Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the underlying fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the underlying fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the underlying fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Passive Investment Risk: The underlying funds are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund.

Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Securities Lending Risk: An underlying fund may engage in securities lending.
Securities lending involves the risk that an underlying fund may lose money because the borrower of the underlying fund's securities fails to return the securities in a timely manner or at all. An underlying fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the underlying fund.

Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Tracking Error Risk: The performance of an underlying fund may diverge from that of the underlying index. Because an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, time of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the
U.S. government may cause the value of its Treasury obligations to decline.

Value Securities Risk: Securities issued by companies that may be perceived to be as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Moderate ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the S&P Composite
1500 Index and a blended index comprised of 60% of the S&P Composite 1500 Index and 40% of the Barclays U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Moderate ETF Fund as of December 31

Best Quarter: 3rd Quarter 2009 +11.41% Worst Quarter: 4th Quarter 2008 -9.58%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Touchstone Moderate ETF Fund	Moderate ETF Fund Return	1.84%	2.21%	4.44%	Jul 16, 2004
Touchstone Moderate ETF Fund S&P Composite 1500 Index	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)	1.75%	0.11%	3.77%	Jul 16, 2004
Touchstone Moderate ETF Fund Blend - 60% S&P Composite 1500 & 40% Barclays U.S. Aggregate Bond Index	Blend - 60% S&P Composite 1500 & 40% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.49%	3.09%	4.90%	Jul 16, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Moderate ETF Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Moderate ETF Fund seeks total return by investing primarily for capital appreciation
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	and secondarily for income.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable
		annuity or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or
		lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a group of funds of the iShares® Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd-Veredus Asset
Management LLC ("Todd-Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares® Trust: iShares Barclays Aggregate Bond Fund             40%
iShares® Trust: iShares MSCI EAFE Index Fund                     10%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund           4%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund          4%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund         2%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund        2%
iShares® Trust: iShares S&P 500 Value Index Fund                 14%
iShares® Trust: iShares S&P 500 Growth Index Fund                18%
iShares® Trust: iShares S&P 500 Index Fund                        6%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd-Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd-Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd-Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the
		marketplace.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Fund of Fund Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in exchange-traded funds ("ETFs") it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. The Fund's ability to achieve its investment goal depends upon the sub-advisor's skill in selecting the best mix of underlying funds. There is the risk that the sub-advisor's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions and its asset allocation models do not successfully anticipate market trends.

The underlying funds are expected to be subject to the following principal risks:

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Call Risk: During periods of falling interest rates, an issuer may prepay (or
"call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value.

Derivatives Risk: An underlying fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to an underlying fund.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the underlying fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Issuer Risk: An underlying fund's performance depends on the performance of individual securities in which the underlying fund has exposure.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.

Management Risk: As the underlying funds do not fully replicate the underlying index, they are subject to the risk that the portfolio manager's investment strategy may not produce the intended results.

Market Risk: An underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to NAV.

Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the underlying fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the underlying fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the underlying fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Passive Investment Risk: The underlying funds are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund.

Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Securities Lending Risk: An underlying fund may engage in securities lending.
Securities lending involves the risk that an underlying fund may lose money because the borrower of the underlying fund's securities fails to return the securities in a timely manner or at all. An underlying fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the underlying fund.

Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Tracking Error Risk: The performance of an underlying fund may diverge from that of the underlying index. Because an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, time of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the
U.S. government may cause the value of its Treasury obligations to decline.

Value Securities Risk: Securities issued by companies that may be perceived to be as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

As with any mutual fund, there is no guarantee that the Fund will achieve its
		investment goal.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Moderate ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the S&P Composite
1500 Index and a blended index comprised of 60% of the S&P Composite 1500 Index and 40% of the Barclays U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Moderate ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the S&P Composite 1500 Index and a blended index comprised of 60% of the S&P Composite 1500 Index and 40% of the Barclays U.S. Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Moderate ETF Fund as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +11.41% Worst Quarter: 4th Quarter 2008 -9.58%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund | S&P Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund | Blend - 60% S&P Composite 1500 & 40% Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blend - 60% S&P Composite 1500 & 40% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund | Touchstone Moderate ETF Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.28%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,349
Annual Return 2005	rr_AnnualReturn2005	3.93%
Annual Return 2006	rr_AnnualReturn2006	10.97%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	(20.34%)
Annual Return 2009	rr_AnnualReturn2009	17.44%
Annual Return 2010	rr_AnnualReturn2010	11.25%
Annual Return 2011	rr_AnnualReturn2011	1.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.58%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Moderate ETF Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Aggressive ETF Fund (Prospectus Summary) | Touchstone Aggressive ETF Fund
Touchstone Aggressive ETF Fund Summary
The Fund's Investment Goal
The Touchstone Aggressive ETF Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Aggressive ETF Fund
Management Fees		0.40%
Other Expenses		0.39%
Shareholder Service Fees		0.25%
Total Other Expenses		0.64%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.22%
Total Annual Fund Operating Expenses		1.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.29%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.97%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Aggressive ETF Fund
Expense Example, With Redemption, 1 Year	99
Expense Example, With Redemption, 3 Years	371
Expense Example, With Redemption, 5 Years	664
Expense Example, With Redemption, 10 Years	1,497

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests primarily in a group of funds of the iShares® Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd-Veredus Asset
Management LLC ("Todd-Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares® Trust: iShares Barclays Aggregate Bond Fund             20%
iShares® Trust: iShares MSCI EAFE Index Fund                     13%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund           5%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund          5%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund         3%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund        3%
iShares® Trust: iShares S&P 500 Value Index Fund                 18%
iShares® Trust: iShares S&P 500 Growth Index Fund                24%
iShares® Trust: iShares S&P 500 Index Fund                        9%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd-Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd-Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd-Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Fund of Fund Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in exchange-traded funds ("ETFs") it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. The Fund's ability to achieve its investment goal depends upon the sub-advisor's skill in selecting the best mix of underlying funds. There is the risk that the sub-advisor's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions and its asset allocation models do not successfully anticipate market trends.

The underlying funds are expected to be subject to the following principal risks:

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Call Risk: During periods of falling interest rates, an issuer may prepay (or
"call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value.

Derivatives Risk: An underlying fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to an underlying fund.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the underlying fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Issuer Risk: An underlying fund's performance depends on the performance of individual securities in which the underlying fund has exposure.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.

Management Risk: As the underlying funds do not fully replicate the underlying index, they are subject to the risk that the portfolio manager's investment strategy may not produce the intended results.

Market Risk: An underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to NAV.

Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the underlying fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the underlying fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the underlying fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Passive Investment Risk: The underlying funds are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund.

Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Securities Lending Risk: An underlying fund may engage in securities lending.
Securities lending involves the risk that an underlying fund may lose money because the borrower of the underlying fund's securities fails to return the securities in a timely manner or at all. An underlying fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the underlying fund.

Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Tracking Error Risk: The performance of an underlying fund may diverge from that of the underlying index. Because an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, time of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the
U.S. government may cause the value of its Treasury obligations to decline.

Value Securities Risk: Securities issued by companies that may be perceived to be as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Aggressive ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the S&P Composite
1500 Index and a blended index comprised of 80% of the S&P Composite 1500 Index and 20% of the Barclays U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Aggressive ETF Fund as of December 31

Best Quarter: 3rd Quarter 2009 +14.11% Worst Quarter: 4th Quarter 2008 -15.64%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Touchstone Aggressive ETF Fund	Aggressive ETF Fund Return	(0.05%)	0.51%	3.83%	Jul 16, 2004
Touchstone Aggressive ETF Fund S&P Composite 1500 Index	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)	1.75%	0.11%	3.77%	Jul 16, 2004
Touchstone Aggressive ETF Fund Blend - 80% S&P Composite 1500 & 20% Barclays U.S. Aggregate Bond Index	Blend - 80% S&P Composite 1500 & 20% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	3.17%	1.67%	4.39%	Jul 16, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone Aggressive ETF Fund (Prospectus Summary) | Touchstone Aggressive ETF Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Aggressive ETF Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Aggressive ETF Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable
		annuity or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based
		on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a group of funds of the iShares® Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd-Veredus Asset
Management LLC ("Todd-Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares® Trust: iShares Barclays Aggregate Bond Fund             20%
iShares® Trust: iShares MSCI EAFE Index Fund                     13%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund           5%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund          5%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund         3%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund        3%
iShares® Trust: iShares S&P 500 Value Index Fund                 18%
iShares® Trust: iShares S&P 500 Growth Index Fund                24%
iShares® Trust: iShares S&P 500 Index Fund                        9%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd-Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd-Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd-Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the
		marketplace.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Fund of Fund Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in exchange-traded funds ("ETFs") it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. The Fund's ability to achieve its investment goal depends upon the sub-advisor's skill in selecting the best mix of underlying funds. There is the risk that the sub-advisor's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions and its asset allocation models do not successfully anticipate market trends.

The underlying funds are expected to be subject to the following principal risks:

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Call Risk: During periods of falling interest rates, an issuer may prepay (or
"call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value.

Derivatives Risk: An underlying fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to an underlying fund.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the underlying fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Issuer Risk: An underlying fund's performance depends on the performance of individual securities in which the underlying fund has exposure.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.

Management Risk: As the underlying funds do not fully replicate the underlying index, they are subject to the risk that the portfolio manager's investment strategy may not produce the intended results.

Market Risk: An underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to NAV.

Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the underlying fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the underlying fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the underlying fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Passive Investment Risk: The underlying funds are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund.

Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Securities Lending Risk: An underlying fund may engage in securities lending.
Securities lending involves the risk that an underlying fund may lose money because the borrower of the underlying fund's securities fails to return the securities in a timely manner or at all. An underlying fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the underlying fund.

Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Tracking Error Risk: The performance of an underlying fund may diverge from that of the underlying index. Because an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, time of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the
U.S. government may cause the value of its Treasury obligations to decline.

Value Securities Risk: Securities issued by companies that may be perceived to be as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

As with any mutual fund, there is no guarantee that the Fund will achieve its
		investment goal.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Aggressive ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the S&P Composite
1500 Index and a blended index comprised of 80% of the S&P Composite 1500 Index and 20% of the Barclays U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Aggressive ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the S&P Composite 1500 Index and a blended index comprised of 80% of the S&P Composite 1500 Index and 20% of the Barclays U.S. Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Aggressive ETF Fund as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +14.11% Worst Quarter: 4th Quarter 2008 -15.64%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Aggressive ETF Fund (Prospectus Summary) | Touchstone Aggressive ETF Fund | S&P Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Touchstone Aggressive ETF Fund (Prospectus Summary) | Touchstone Aggressive ETF Fund | Blend - 80% S&P Composite 1500 & 20% Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blend - 80% S&P Composite 1500 & 20% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Touchstone Aggressive ETF Fund (Prospectus Summary) | Touchstone Aggressive ETF Fund | Touchstone Aggressive ETF Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.39%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	371
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	664
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,497
Annual Return 2005	rr_AnnualReturn2005	4.63%
Annual Return 2006	rr_AnnualReturn2006	13.52%
Annual Return 2007	rr_AnnualReturn2007	5.12%
Annual Return 2008	rr_AnnualReturn2008	(29.12%)
Annual Return 2009	rr_AnnualReturn2009	21.72%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Annual Return 2011	rr_AnnualReturn2011	(0.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.64%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Aggressive ETF Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Enhanced ETF Fund (Prospectus Summary) | Touchstone Enhanced ETF Fund
Touchstone Enhanced ETF Fund Summary
The Fund's Investment Goal
The Touchstone Enhanced ETF Fund seeks high capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Enhanced ETF Fund
Management Fees		0.40%
Other Expenses		0.47%
Shareholder Service Fees		0.25%
Total Other Expenses		0.72%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.23%
Total Annual Fund Operating Expenses		1.35%
Fee Waiver and/or Expense Reimbursement	[2]	0.37%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Enhanced ETF Fund
Expense Example, With Redemption, 1 Year	100
Expense Example, With Redemption, 3 Years	391
Expense Example, With Redemption, 5 Years	704
Expense Example, With Redemption, 10 Years	1,592

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests primarily in a group of funds of the iShares® Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology varies asset class weights over time to focus on those with the best potential for appreciation. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd-Veredus Asset Management LLC
("Todd-Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Based on the strategy outlined above the Fund is invested in the following funds at the percentages indicated:

iShares® Trust: iShares Barclays Aggregate Bond Fund              3%
iShares® Trust: iShares MSCI EAFE Index Fund                      3%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund          22%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund          3%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund        22%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund       22%
iShares® Trust: iShares S&P 500 Value Index Fund                 22%
iShares® Trust: iShares S&P 500 Growth Index Fund                 3%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd-Veredus expects to rebalance the Fund's assets semiannually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate. Todd-Veredus may review and update the model periodically through the year. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, Todd-Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Fund of Fund Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in exchange-traded funds ("ETFs") it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. The Fund's ability to achieve its investment goal depends upon the sub-advisor's skill in selecting the best mix of underlying funds. There is the risk that the sub-advisor's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions and its asset allocation models do not successfully anticipate market trends.

The underlying funds are expected to be subject to the following principal risks:

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Call Risk: During periods of falling interest rates, an issuer may prepay (or
"call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value.

Derivatives Risk: An underlying fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to an underlying fund.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the underlying fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Issuer Risk: An underlying fund's performance depends on the performance of individual securities in which the underlying fund has exposure.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.

Management Risk: As the underlying funds do not fully replicate the underlying index, they are subject to the risk that the portfolio manager's investment strategy may not produce the intended results.

Market Risk: An underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to NAV.

Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the underlying fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the underlying fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the underlying fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Passive Investment Risk: The underlying funds are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund.

Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Securities Lending Risk: An underlying fund may engage in securities lending.
Securities lending involves the risk that an underlying fund may lose money because the borrower of the underlying fund's securities fails to return the securities in a timely manner or at all. An underlying fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the underlying fund.

Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Tracking Error Risk: The performance of an underlying fund may diverge from that of the underlying index. Because an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, time of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the
U.S. government may cause the value of its Treasury obligations to decline.

Value Securities Risk: Securities issued by companies that may be perceived to be as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Enhanced ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the S&P Composite
1500 Index and a blended index comprised of 90% of the S&P Composite 1500 Index and 10% of the Barclays U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Enhanced ETF Fund as of December 31

Best Quarter: 3rd Quarter 2009 +14.35% Worst Quarter: 3rd Quarter 2011 -18.80%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Touchstone Enhanced ETF Fund	Enhanced ETF Fund Return	(4.01%)	(1.37%)	3.52%	Jul 16, 2004
Touchstone Enhanced ETF Fund S&P Composite 1500 Index	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)	1.75%	0.11%	3.77%	Jul 16, 2004
Touchstone Enhanced ETF Fund Blend - 90% S&P Composite 1500 & 10% Barclays U.S. Aggregate Bond Index	Blend - 90% S&P Composite 1500 & 10% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	2.47%	0.91%	4.10%	Jul 16, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Touchstone Enhanced ETF Fund (Prospectus Summary) | Touchstone Enhanced ETF Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Enhanced ETF Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Enhanced ETF Fund seeks high capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable
		annuity or variable life contract fees were included, expenses would be higher:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or
		lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a group of funds of the iShares® Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology varies asset class weights over time to focus on those with the best potential for appreciation. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd-Veredus Asset Management LLC
("Todd-Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Based on the strategy outlined above the Fund is invested in the following funds at the percentages indicated:

iShares® Trust: iShares Barclays Aggregate Bond Fund              3%
iShares® Trust: iShares MSCI EAFE Index Fund                      3%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund          22%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund          3%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund        22%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund       22%
iShares® Trust: iShares S&P 500 Value Index Fund                 22%
iShares® Trust: iShares S&P 500 Growth Index Fund                 3%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd-Veredus expects to rebalance the Fund's assets semiannually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate. Todd-Veredus may review and update the model periodically through the year. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, Todd-Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to
		reflect changes in the marketplace.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Fund of Fund Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in exchange-traded funds ("ETFs") it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. The Fund's ability to achieve its investment goal depends upon the sub-advisor's skill in selecting the best mix of underlying funds. There is the risk that the sub-advisor's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions and its asset allocation models do not successfully anticipate market trends.

The underlying funds are expected to be subject to the following principal risks:

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Call Risk: During periods of falling interest rates, an issuer may prepay (or
"call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value.

Derivatives Risk: An underlying fund may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to an underlying fund.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the underlying fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the underlying fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Issuer Risk: An underlying fund's performance depends on the performance of individual securities in which the underlying fund has exposure.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund's returns because an underlying fund may be unable to transact at advantageous times or prices.

Management Risk: As the underlying funds do not fully replicate the underlying index, they are subject to the risk that the portfolio manager's investment strategy may not produce the intended results.

Market Risk: An underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to NAV.

Mid Cap Risk: An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the underlying fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the underlying fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the underlying fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages.
Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Diversification Risk: Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Passive Investment Risk: The underlying funds are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund.

Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Securities Lending Risk: An underlying fund may engage in securities lending.
Securities lending involves the risk that an underlying fund may lose money because the borrower of the underlying fund's securities fails to return the securities in a timely manner or at all. An underlying fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the underlying fund.

Small Cap Risk: An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Tracking Error Risk: The performance of an underlying fund may diverge from that of the underlying index. Because an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, time of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the
U.S. government may cause the value of its Treasury obligations to decline.

Value Securities Risk: Securities issued by companies that may be perceived to be as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

As with any mutual fund, there is no guarantee that the Fund will achieve its
		investment goal.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Enhanced ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the S&P Composite
1500 Index and a blended index comprised of 90% of the S&P Composite 1500 Index and 10% of the Barclays U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Enhanced ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the S&P Composite 1500 Index and a blended index comprised of 90% of the S&P Composite 1500 Index and 10% of the Barclays U.S. Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Enhanced ETF Fund as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +14.35% Worst Quarter: 3rd Quarter 2011 -18.80%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Enhanced ETF Fund (Prospectus Summary) | Touchstone Enhanced ETF Fund | S&P Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Touchstone Enhanced ETF Fund (Prospectus Summary) | Touchstone Enhanced ETF Fund | Blend - 90% S&P Composite 1500 & 10% Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blend - 90% S&P Composite 1500 & 10% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Touchstone Enhanced ETF Fund (Prospectus Summary) | Touchstone Enhanced ETF Fund | Touchstone Enhanced ETF Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.47%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	704
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,592
Annual Return 2005	rr_AnnualReturn2005	6.02%
Annual Return 2006	rr_AnnualReturn2006	15.38%
Annual Return 2007	rr_AnnualReturn2007	4.03%
Annual Return 2008	rr_AnnualReturn2008	(31.40%)
Annual Return 2009	rr_AnnualReturn2009	22.17%
Annual Return 2010	rr_AnnualReturn2010	11.50%
Annual Return 2011	rr_AnnualReturn2011	(4.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.80%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Enhanced ETF Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 28, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.